Accounts receivable, net (Details) ¥ in Thousands, $ in Thousands	Jun. 30, 2023 CNY (¥)	Jun. 30, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Prepayments and other assets, net
Accounts receivable, gross	¥ 973,848		¥ 1,028,070
Less: allowance for doubtful accounts	(593,312)		(557,073)	¥ (710,168)
Accounts receivable, net	380,536	$ 52,478	470,997
Short-term bank borrowings			72,500
Bank loans
Prepayments and other assets, net
Short-term bank borrowings	0		30,000
Real estate developers
Prepayments and other assets, net
Accounts receivable, gross	969,550		1,023,787
Real estate developers | Pledged | Bank loans
Prepayments and other assets, net
Accounts receivable, gross	0		44,889
Individual customers
Prepayments and other assets, net
Accounts receivable, gross	¥ 4,298		¥ 4,283